CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Interest received	$ 18.1	$ 26.3
Fayolle royalty payment	0.0	(1.1)
(Increase) decrease in restricted cash	(6.2)	(31.0)
Capital expenditures for exploration and evaluation assets	(1.0)	0.0
Disposal of marketable securities	8.2	(0.4)
Other	(0.6)	0.9
Other investing activities	$ 18.5	$ (5.3)